Document And Entity Information	3 Months Ended
Jan. 31, 2025
Document Information Line Items
Entity Central Index Key	0001892500
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-41557
Entity Registrant Name	Clearmind Medicine Inc.
Amendment Flag	false
Document Period End Date	Jan. 31, 2025
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--10-31